CONSOLIDATED STATEMENT OF INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Profit (loss) [Line Items]
REVENUE	R$ 42,751		R$ 39,820		R$ 36,850
COSTS
Cost of energy and gas	(23,681)		(21,978)		(19,822)
Infrastructure and construction cost	(6,103)		(5,002)		(4,072)
Costs of operation	(5,730)		(4,684)		(4,572)
TOTAL COST	(35,514)		(31,664)		(28,466)
GROSS PROFIT	7,237		8,156		8,384
EXPENSES
Expected credit loss	(161)		(175)		(175)
General and administrative expenses	(827)		(820)		(707)
Other expenses	125		(701)		(1,031)
Other revenues	174	[1]	3,195	[1]	327
Total expenses	(689)		1,499		(1,586)
Share of profit of equity-accounted investees and joint ventures, net of tax	201		224		432
Income before financial revenue expenses and taxes, Total	6,749		9,879		7,230
Finance income	982		1,430		1,272
Finance expenses	(2,061)		(1,951)		(1,651)
Net finance expenses	(1,079)		(521)		(379)
Income before income tax and social contribution tax	5,670		9,358		6,851
Current income tax and social contribution tax	(562)		(1,495)		(943)
Deferred income tax and social contribution tax	(209)		(744)		(141)
Income tax expense	(771)		(2,239)		(1,084)
NET INCOME FOR THE YEAR	4,899		7,119		5,767
Total of net income for the year attributed to:
Equity holders of the parent	4,897		7,117		5,764
Non-controlling interests	2		2		3
NET INCOME FOR THE YEAR	R$ 4,899		R$ 7,119		R$ 5,767
Preference shares [member]
Total of net income for the year attributed to:
Basic earnings (loss) per share	R$ 1.73		R$ 2.49		R$ 2.01
Diluted earnings (loss) per share	1.73		2.49		2.01
Common shares [member]
Total of net income for the year attributed to:
Basic earnings (loss) per share	1.73		2.49		2.01
Diluted earnings (loss) per share	R$ 1.73		R$ 2.49		R$ 2.01

[1]

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.